Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 19,982	¥ 17,988
Investments in subsidiaries and affiliates	36,189	100,100
Valuation of financial instruments	61,249	65,158
Accrued pension and severance costs	20,967	21,854
Other accrued expenses and provisions	76,578	84,268
Operating losses	340,780	406,440
Other	5,587	8,408
Gross deferred tax assets	561,332	704,216
Less-Valuation allowances	(422,280)	(519,492)	¥ (543,489)	¥ (565,103)
Total deferred tax assets	139,052	184,724
Deferred tax liabilities
Investments in subsidiaries and affiliates	127,041	125,752
Valuation of financial instruments	43,985	46,684
Undistributed earnings of foreign subsidiaries	1,137	947
Valuation of fixed assets	4,524	18,042
Other	3,342	5,840
Total deferred tax liabilities	180,029	197,265
Net deferred tax assets (liabilities)	¥ (40,977)	¥ (12,541)